Investments (Details 19) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Fixed maturity securities [Member]
Gross unrealized loss greater than $10 million for fixed maturity and equity securities
Number of securities	96	107
Total gross unrealized loss	$ 1,703	$ 2,014
Percentage of total gross unrealized loss	31.00%	31.00%
Equity Securities [Member]
Gross unrealized loss greater than $10 million for fixed maturity and equity securities
Number of securities	8	6
Total gross unrealized loss	$ 117	$ 103
Percentage of total gross unrealized loss	39.00%	43.00%